Financial Income, Net - Schedule of Financial Income, Net (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024
Schedule of Financial Income, Net [Abstract]
Foreign currency exchange differences	$ (17)	$ (745)	$ (157)	$ (1,271)
Realized and unrealized losses on derivative instruments	(823)		(619)
Interest income on short-term deposits	1,088	1,294	2,322	3,061
Other	(23)	(9)	(83)	(16)
Total financial income, net	$ 225	$ 540	$ 1,463	$ 1,774